4. Deconsolidation of Sinsin (Tables)	12 Months Ended
Dec. 31, 2017
Deconsolidation Of Sinsin
Financial position ad of the date of deconsolidation
January 1, 2017
ASSETS
Restricted cash	2,679
Accounts receivable	3,594
Prepaid expenses and other current assets	4,000
Amount due from inter-group entities	7,817
Property, plant and equipment, net	55,458
Deferred tax assets	179
Total assets	$73,727
LIABILITIES
Accounts payable	$809
Income tax payable	243
Deferred tax liabilities	2,958
Other current liabilities	111
Total liabilities	$4,121